Goodwill and intangible assets with indefinite useful lives - schedule of goodwill and intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 3,136	€ 2,994
Acquisitions through business combinations, intangible assets and goodwill	0
Transfers to Assets held for sale	0	0
Translation differences and Other	56	142
Intangible assets and goodwill	3,192	3,136
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	10,834	10,396
Acquisitions through business combinations, intangible assets and goodwill	34
Transfers to Assets held for sale	(11)	(63)
Translation differences and Other	208	501
Intangible assets and goodwill	11,065	10,834
Goodwill | Gross amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	11,254	10,850
Acquisitions through business combinations, intangible assets and goodwill	34
Transfers to Assets held for sale	(11)	(96)
Translation differences and Other	162	500
Intangible assets and goodwill	11,439	11,254
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(420)	(454)
Acquisitions through business combinations, intangible assets and goodwill	0
Transfers to Assets held for sale	0	33
Translation differences and Other	46	1
Intangible assets and goodwill	(374)	(420)
Goodwill and intangible assets with indefinite useful lives
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	13,970	13,390
Acquisitions through business combinations, intangible assets and goodwill	34
Transfers to Assets held for sale	(11)	(63)
Translation differences and Other	264	643
Intangible assets and goodwill	€ 14,257	€ 13,970